UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):[  ] is a restatement
                                  [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD          January 21, 2010
------------------                -------------          ----------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F information Table Entry Total:  112

Form 13F Information Table Value Total:  450,150


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

                             FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                              Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer                      Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------                      -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----
Alberto-Culver Co.                 COM         013078100        6994   238769   SH       Sole                       133686   105083
Alexion Pharmaceuticals Inc        COM         015351109        8307   170153   SH       Sole                        95135    75018
Alpha Natural Resources Inc        COM         02076X102        6203   142996   SH       Sole                        80275    62721
Altera Corp                        COM         021441100        7336   324191   SH       Sole                       182055   142136
American Public Education Inc      COM         02913V103         513    14916   SH       Sole                                 14916
Ameron Intl Corp                   COM         030710107         550     8670   SH       Sole                                  8670
Blackrock Inc.                     COM         09247X101        6632    28560   SH       Sole                        16020    12540
Blue Nile Inc                      COM         09578R103         652    10290   SH       Sole                                 10290
BorgWarner Inc                     COM         099724106        7368   221780   SH       Sole                       124170    97610
Brightpoint Inc.                   COM         109473405         527    71730   SH       Sole                                 71730
C H Robinson Worldwide Inc         COM         12541W209        8763   149202   SH       Sole                        83790    65412
Carbo Ceramics Inc                 COM         140781105         697    10230   SH       Sole                                 10230
Carrizo Oil + Gas Inc Com          COM         144577103         575    21710   SH       Sole                                 21710
Cavium Network Inc                 COM         14965A101         710    29790   SH       Sole                                 29790
Chipotle Mexican Grill Inc.        COM         169656105        6823    77390   SH       Sole                        43420    33970
Clorox Co.                         COM         189054109        7893   129400   SH       Sole                        72320    57080
"Coherent, Inc."                   COM         192479103         636    21390   SH       Sole                                 21390
Coinstar Inc                       COM         19259P300        5319   191480   SH       Sole                        93660    97820
Community Health Systems           COM         203668108        7298   204991   SH       Sole                       109340    95651
Compellent Technologies Inc.       COM         20452A108         621    27400   SH       Sole                                 27400
Computer Programs & Sys Inc        COM         205306103         587    12754   SH       Sole                                 12754
Constant Contact Inc               COM         210313102         474    29630   SH       Sole                                 29630
Covance Inc                        COM         222816100        5977   109520   SH       Sole                        61425    48095
Cree Inc                           COM         225447101       10723   190225   SH       Sole                       106700    83525
DTS Inc                            COM         23335C101         792    23137   SH       Sole                                 23137
DeVry Inc                          COM         251893103        7088   124935   SH       Sole                        70070    54865
Digital Realty Trust Inc.          COM         253868103        9122   181430   SH       Sole                       101790    79640
Dime Community Bancorp Inc         COM         253922108         392    33480   SH       Sole                                 33480
Dolan Media Co                     COM         25659P402         365    35750   SH       Sole                                 35750
Dollar Tree Inc                    COM         256746108        7174   148540   SH       Sole                        83330    65210
Dupont Fabros Technology           COM         26613Q106         722    40160   SH       Sole                                 40160
EXCO Resources Inc                 COM         269279402        7233   340690   SH       Sole                       190820   149870
Eagle Materials Inc.               COM         26969P108        1823    70000   SH       Sole                        39282    30718
Electronic Arts Inc                COM         285512109        6216   350210   SH       Sole                       196465   153745
"Evercore Partners, Inc."          COM         29977A105         400    13170   SH       Sole                                 13170
FTI Consulting Inc                 COM         302941109        7923   168000   SH       Sole                        87590    80410
Forward Air Corp                   COM         349853101         581    23200   SH       Sole                                 23200
GameStop Corp Cl A                 COM         36467W109        6074   276850   SH       Sole                       155290   121560
Genoptix Inc                       COM         37243V100         636    17900   SH       Sole                                 17900
Grainger (WW) Inc.                 COM         384802104        7419    76618   SH       Sole                        42904    33714
Great Lakes Dredge & Dock Corp     COM         390607109         432    66640   SH       Sole                                 66640
Green Mountain Coffee Roasters     COM         393122106       10229   125550   SH       Sole                        70260    55290
Greenhill & Co.                    COM         395259104        5972    74427   SH       Sole                        41844    32583
Harman International Inds.         COM         413086109        5649   160110   SH       Sole                        81430    78680
Hhgregg Inc.                       COM         42833L108         651    29560   SH       Sole                                 29560
Hibbett Sports Inc                 COM         428567101         651    29610   SH       Sole                                 29610
Hudson City Bancorp Inc            COM         443683107        4059   295633   SH       Sole                       166755   128878
Hughes Communications Inc          COM         444398101         628    24127   SH       Sole                                 24127
IPC The Hospitalist Co. Inc.       COM         44984A105         563    16920   SH       Sole                                 16920
Iron Mountain Inc                  COM         462846106        6604   290170   SH       Sole                       162820   127350
J. Crew Group Inc.                 COM         46612H402        6213   138880   SH       Sole                        77990    60890
"K12, Inc."                        COM         48273U102         516    25450   SH       Sole                                 25450
KLA-Tencor Corp                    COM         482480100        7990   220965   SH       Sole                       123940    97025
Koppers Hldgs Inc                  COM         50060P106         577    18940   SH       Sole                                 18940
LKQ Corp                           COM         501889208        7205   367805   SH       Sole                       191006   176799
Lam Research Corp.                 COM         512807108        7853   200270   SH       Sole                       112350    87920
Lance Inc                          COM         514606102         458    17430   SH       Sole                                 17430
Lauder Estee Cos Inc Cl A          COM         518439104        7641   158000   SH       Sole                        88660    69340
Lawson Software Inc.               COM         52078P102          77    11636   SH       Sole                                 11636
Linear Technology Corp.            COM         535678106        6071   198800   SH       Sole                       110950    87850
"Littelfuse, Inc."                 COM         537008104         623    19380   SH       Sole                                 19380
Logitech International SA          COM         H50430232         981    57390   SH       Sole                        31960    25430
Luminex Corp                       COM         55027E102         436    29210   SH       Sole                                 29210
Marten Transport Ltd               COM         573075108         446    24820   SH       Sole                                 24820
Marvell Technology Group Ltd       COM         G5876H105       10266   494744   SH       Sole                       277545   217199
Maxwell Technologies Inc.          COM         577767106         706    39560   SH       Sole                                 39560
MetroPCS Communications Inc        COM         591708102        5125   671725   SH       Sole                       376725   295000
Monro Muffler Brake Inc.           COM         610236101         681    20360   SH       Sole                                 20360
Nalco Holding Co                   COM         62985Q101        7593   297648   SH       Sole                       167011   130637
Net 1 UEPS Technologies Inc        COM         64107N206         515    26534   SH       Sole                                 26534
NetSuite Inc                       COM         64118Q107         708    44300   SH       Sole                                 44300
Netezza Corp.                      COM         64111N101         555    57210   SH       Sole                                 57210
NuVasive Inc                       COM         670704105        6822   213330   SH       Sole                       111360   101970
O'Reilly Automotive Inc            COM         686091109        6854   179795   SH       Sole                       100870    78925
Odyssey Healthcare Inc             COM         67611V101         523    33576   SH       Sole                                 33576
Onyx Pharmaceuticals Inc           COM         683399109         580    19780   SH       Sole                                 19780
Overseas Shipholding Group Inc     COM         690368105         462    10520   SH       Sole                                 10520
Owens Corning                      COM         690742101        4481   174760   SH       Sole                        98120    76640
Owens-Illinois Inc                 COM         690768403        5426   165065   SH       Sole                        92670    72395
Pall Corp                          COM         696429307        7098   196080   SH       Sole                       109780    86300
Par Pharmaceutical Cos. Inc.       COM         69888P106         810    29920   SH       Sole                                 29920
Peet's Coffee & Tea Inc.           COM         705560100         469    14070   SH       Sole                                 14070
"Power Intergrations, Inc."        COM         739276103         569    15650   SH       Sole                                 15650
Price T.Rowe Group Inc             COM         74144T108       12635   237275   SH       Sole                       133090   104185
Qiagen NV                          COM         N72482107        5423   242974   SH       Sole                       136145   106829
Quicksilver Resources Inc.         COM         74837R104        5282   351900   SH       Sole                       198180   153720
RBC Bearings Inc                   COM         75524B104         401    16495   SH       Sole                                 16495
RTI Biologics Inc.                 COM         74975N105         428   111430   SH       Sole                                111430
RehabCare Group Inc                COM         759148109         426    14004   SH       Sole                                 14004
Rovi Corporation                   COM         779376102       11024   345890   SH       Sole                       194040   151850
SPX Corp                           COM         784635104        3845    70290   SH       Sole                        39270    31020
Salesforce.com Inc                 COM         79466L302        7566   102564   SH       Sole                        57475    45089
Sigma-Aldrich Corp.                COM         826552101        6089   120494   SH       Sole                        67634    52860
Silicon Laboratories               COM         826919102        7816   161680   SH       Sole                        85300    76380
Skyworks Solutions Inc             COM         83088M102        4496   316855   SH       Sole                       163125   153730
Smart Balance Inc.                 COM         83169Y108         470    78360   SH       Sole                                 78360
Solera Hldgs Inc                   COM         83421A104         691    19200   SH       Sole                                 19200
Stifel Financial Corp.             COM         860630102        9318   157299   SH       Sole                        81744    75555
Switch & Data Facilities           COM         871043105         376    18621   SH       Sole                                 18621
Taser International                COM         87651B104         468   106850   SH       Sole                                106850
Temple-Inland Inc.                 COM         879868107        3889   184235   SH       Sole                       102420    81815
Tessera Technologies Inc           COM         88164L100         572    24570   SH       Sole                                 24570
Thoratec Corp                      COM         885175307        6564   243840   SH       Sole                       123080   120760
Ultra Petroleum Corp               COM         903914109        6658   133525   SH       Sole                        74915    58610
Ultratech Inc                      COM         904034105         536    36070   SH       Sole                                 36070
United Therapeutics Corp           COM         91307C102        9938   188760   SH       Sole                        96920    91840
Urban Outfitters Inc               COM         917047102        7500   214358   SH       Sole                       120280    94078
Valspar Corp.                      COM         920355104        5002   184290   SH       Sole                       102980    81310
Volcano Corp                       COM         928645100         584    33600   SH       Sole                                 33600
Zebra Technologies Corp Cl A       COM         989207105        6871   242267   SH       Sole                       127960   114307
athenahealth Inc                   COM         04685W103        6908   152700   SH       Sole                        76800    75900
tw telecom Inc Cl A                COM         87311L104        9466   552277   SH       Sole                       281503   270774


REPORT SUMMARY  112     DATA RECORDS    450150          0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED